Tax - Schedule of effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income taxes paid (refund) [abstract]
Profit before tax from continuing operations	£ 3,590	£ 3,441	£ 1,664
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2022: 19%; 2021: 19%)	682	654	316
Adjustments in respect of prior years	2	(33)	(12)
Expenses not deductible for tax purposes	92	47	29
Non-taxable income	(75)	(49)	(7)
Adjustment in respect of foreign tax rates	147	170	42
Deferred tax impact of change in UK tax rate	66	501	0
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(27)	(17)	(12)
Other	(11)	(15)	4
Total tax charge from continuing operations	£ 876	£ 1,258	£ 360
Effective tax rate – continuing operations	24.40%	36.60%	21.60%